UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB Approval
OMB Number:3235-0456

FORM 24f-2
Expires:December 31, 2014
Annual Notice of Securities Sold
Estimated average burden
pursuant to Rule 24f-2
hours per response 2

1.Name and address of issuer:
AllianceBernstein Municipal Income
Fund II
1345 Avenue of the Americas
New York, New York 10105

2.The name of each series of class
of securities for which this Form
is filed (If the Form is being
filed for all series and classes
of the issuer, check the box
but do not list series or classes):X
Fund name:

3.Investment Company Act File Number:
811-07618

Securities Act File Number:
033-60560
4(a).Last Day of Fiscal Year
for which this Form is filed:
September 30, 2013

4(b).Check box if this Form
is being filed late
(i.e., more than 90 calendar
days after the end of the
issuer's fiscal year).

4(c).Check box if this is
the last time the issuer will
be filing this Form.

5.Calculation of registration fee:

(i)Aggregate sale price of
securities sold during the
fiscal year pursuant to
section 24(f):
$252,660,475

(ii)Aggregate sale price of
securities redeemed or
repurchased during the fiscal year:
$377,344,832

(iii)Aggregate price of securities
redeemed or repurchased
during any prior fiscal year
ending no earlier than
October 11, 1995
that were not previously
used to reduce registration
fees payable to the Commission:
$295,322,451

(iv)Total available redemption
credits [add Items 5(ii) and 5(iii)]:
-$672,667,283

(v)Net Sales:$-

(vi)Redemption credits available
for use in future years:
$(420,006,808)

(vii)Multiplier for determining
registration fee:x0.0001288

(viii)Registration Fee Due:
=$0.00

6.Prepaid Shares
If the response to Item 5(i)
was determined by deducting
an amount of securities that
were registered under the
Securities Act of 1933
pursuant to rule 24e-2
as in effect before
October 11, 1997,
then report the amount of
securities (number of shares
or other units)
deducted here:-
If there is a number of shares
or other units that were
registered pursuant to
rule 24e-2 remaining unsold
at the end of the fiscal
year for which this form
is filed that are available
for use by the issuer in future
fiscal years, then state that
number here:-

7.Interest due --
if this Form is being filed
more than 90 days after the
end of the issuer's fiscal
year:+$-

8.Total amount of the
registration fee due
plus any interest due
[line 5(viii) plus line 7]:$-

9.Date the registration fee
and any interest payment was
sent to the Commission's
lockbox depository:N/A
Method of Delivery:
Wire Transfer
Mail or other means

SIGNATURES
This report has been signed
below by the following persons
on behalf of the issuer and
in the capacities
and on the date indicated.
By (Signature and Title):
Phyllis J. Clarke, Controller

Date: December 20, 2013
Please print or type the
name and title of the signing
officer below the signature.